Discontinued Operations Discontinued Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations attributable to noncontrolling interests	$ 4,000,000	$ 23,000,000	$ 17,000,000
Income (Loss) from Discontinued Operations, Net of Tax	124,000,000	(189,000,000)	186,000,000
Automotive Experience Electronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales, Discontinued Operations		1,027,000,000	1,320,000,000
Income (Loss) from Discontinued Operation, before Income Tax		(8,000,000)	578,000,000
Provision for income taxes on discontinued operations		202,000,000	472,000,000
Income from discontinued operations attributable to noncontrolling interests		8,000,000	5,000,000
Income (Loss) from Discontinued Operations, Net of Tax	$ 0	$ (218,000,000)	$ 101,000,000